Analysis of Group statement of financial position by segment - Accruals, deferred income and other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Analysis of Group statement of financial position by segment
Accruals and deferred income	£ 1,700	£ 1,233
Other creditors	7,074	7,289
Creditors arising from direct insurance and reinsurance operations	2,363	2,296
Interest payable	117	100
Funds withheld under reinsurance of the REALIC business	2,941	2,664
Other items	1,053	603
Total accruals, deferred income and other liabilities	£ 15,248	£ 14,185